Average Annual Total Returns - First Trust Small Cap Value AlphaDEX Fund	First Trust Small Cap Value AlphaDEX Fund 1 Year	First Trust Small Cap Value AlphaDEX Fund 5 Years	First Trust Small Cap Value AlphaDEX Fund Since Inception	First Trust Small Cap Value AlphaDEX Fund Inception Date	First Trust Small Cap Value AlphaDEX Fund After tax on distributions 1 Year	First Trust Small Cap Value AlphaDEX Fund After tax on distributions 5 Years	First Trust Small Cap Value AlphaDEX Fund After tax on distributions Since Inception	First Trust Small Cap Value AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Small Cap Value AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Small Cap Value AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	Nasdaq AlphaDEX® Small Cap Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq AlphaDEX® Small Cap Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq AlphaDEX® Small Cap Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	Nasdaq US 700 Small Cap Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq US 700 Small Cap Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq US 700 Small Cap Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P SmallCap 600® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	24.79%	4.43%	8.89%	Apr. 19, 2011	24.01%	3.87%	8.42%	14.64%	3.16%	6.97%	25.85%	[1]	[1]	[1]	23.76%	[1]	[1]	[1]	24.54%	8.26%	11.28%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.